UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-116



                        The Investment Company of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2005

                     Date of reporting period: June 30, 2005





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

ICA THE INVESTMENT COMPANY OF AMERICA

[front cover - American flags hanging on old downtown office buildings]

Semi-annual report for the six months ended June 30, 2005

ICA(SM) seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The Investment Company of America(R) is one of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2005:

                                                                             1 year           5 years          10 years
Class A shares
Reflecting 5.75% maximum sales charge                                        +1.52%           +1.59%            +10.71%

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

The fund's 30-day yield for Class A shares as of July 31, 2005, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 1.84%, which reflects a fee waiver (1.82% without the fee waiver).

Results for other share classes can be found on page 3. Please see the inside back cover for important information about other share classes.

Investments  outside the United  States  involve  special risks such as currency
fluctuations,   political  instability,  differing  securities  regulations  and periods of illiquidity. Global diversification can help reduce these risks.

FELLOW SHAREHOLDERS:

[photo of an American flag hanging on old downtown office building]

Both the U.S. stock market and the Investment Company of America posted relatively flat returns for the first half of 2005, as strong corporate profit margins were tempered by rising oil prices and an increase in short-term interest rates.

For the six months ended June 30, 2005, ICA earned 0.2%, assuming the reinvestment of dividends totaling 26 cents a share paid in March and June. The unmanaged Standard & Poor's 500 Composite Index, which tracks relatively large companies listed primarily on U.S. exchanges, posted a total return of -0.8%. ICA's income return amounted to 0.9%, in line with that of the S&P 500.

THE SIX MONTHS IN REVIEW

Although six-month returns remained flat, there were strong crosscurrents beneath the surface, including sharp increases in the price of crude oil, the beginnings of a recovery in the U.S. dollar, tensions over trade with China and fears of inflation. In addition, the Federal Reserve Board increased the federal funds rate (the rate banks charge each other for overnight loans) four times throughout the period, from 2.25% to 3.25%. Although short-term interest rates rose as a result, long-term rates unexpectedly remained stable, in part due to inflation remaining lower than anticipated.

Perhaps the biggest impact to the portfolio was the increase in oil prices. By the end of June, crude oil prices had hit a new high, surpassing $60 a barrel. The largest beneficiaries of this trend were energy companies, which constitute 10.7% of ICA's overall portfolio. Holdings include "Shell" Transport and Trading, the second-largest position in the portfolio, which increased 13.1% for the period, and Burlington Resources, an independent oil and gas producer, which gained 27.0%.

[Begin Sidebar]
2005 RESULTS AT A GLANCE

For the six months ended June 30 (with dividends reinvested)

                                                                                   Standard &                   Lipper
                                                                                   Poor's 500               Growth & Income
                                                             ICA                 Composite Index            Funds Average*

Income return                                               +0.85%                    +0.89%                       n/a
Capital return                                              -0.69%                    -1.70%                       n/a
Total return                                                +0.16%                   - 0.81%                    - 0.24%

*Average of 1,264 growth-and-income funds (includes all share classes). Lipper averages do not reflect the effects of sales charges.
[End Sidebar]

Other sectors of the market, particularly cyclical companies that had previously done well, suffered from a combination of rising oil prices, higher short-term interest rates and concerns about a slowing economy. Such holdings include Alcoa, an aluminum producer, down 16.8%; and MeadWestvaco, a paper manufacturer, down 17.3%.

For other industries, special situations dictated results. Insurance companies, for example, enjoyed stronger pricing and stable business costs. Health care companies, particularly hospitals and HMOs, also benefited from greater pricing power.

A LONG-TERM PERSPECTIVE

As we enter the second half of 2005, we remain cautiously optimistic. The high price of crude oil has raised concerns about inflation, the economy and long-term interest rates, which could cause volatility in the stock market. Although it is impossible to predict short-term market fluctuations, we are confident in our ability to find fundamentally strong companies that we believe will stand the test of time. Our in-depth research process, attention to risk and long-term outlook have helped the fund to hold its value relatively well during periods of declining stock prices and to produce competitive returns during periods of market strength. Over the past 10-year period ended June 30, 2005, ICA has produced an average annual total return of 11.4%, surpassing the 9.9% return of the S&P 500 for the same period.

As always, we appreciate your long-term commitment to investing and thank you for your support.

Sincerely,

/s/ R. Michael Shanahan             /s/ James F. Rothenberg

R. Michael Shanahan                 James F. Rothenberg
Vice Chairman and                   President
Chief Executive Officer

August 8, 2005

Martin Fenton, an independent Director of the fund since 2000, has been elected non-executive chairman of the Board. R. Michael Shanahan, the previous chairman, has been elected vice chairman and will remain as chief executive officer. As independent Board chair pursuant to recently adopted Securities and Exchange Commission regulations, Mr. Fenton will chair Board meetings, including executive sessions of the independent Directors, and will be responsible for Board agendas, but will not have other executive or management responsibilities with the fund. He will remain unaffiliated with Capital Research and Management Company, the fund's investment adviser, and any of its affiliates.

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns
     for periods ended June 30, 2005:                                         1 year           5 years         Life of class

Class B shares
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                        +1.84%           +1.65%            +2.65%(1)
Not reflecting CDSC                                                           +6.84%           +2.00%            +2.81%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +5.78%                --            +3.32%(2)
Not reflecting CDSC                                                           +6.78%                --            +3.32%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +7.58%                --            +4.12%(2)

Class 529-A shares(4)
Reflecting 5.75% maximum sales charge                                         +1.34%                --            +4.00%(5)
Not reflecting maximum sales charge                                           +7.53%                --            +5.84%(5)

Class 529-B shares(4)
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                     +1.64%                --            +4.12%(5)
Not reflecting CDSC                                                           +6.64%                --            +4.92%(5)

Class 529-C shares(4)
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           +5.65%                --            +5.42%(6)
Not reflecting CDSC                                                           +6.65%                --            +5.42%(6)

Class 529-E shares(3,4)                                                       +7.19%                --            +4.85%(7)

Class 529-F shares(3,4)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +7.51%                --           +12.26%(8)

The fund's investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. In addition, the fund's principal underwriter also waived fees related to distribution services for Class 529-F. Fund results shown reflect these waivers, without which they would have been lower. Please see the Financial Highlights table on page 20 for details.

(1) From March 15, 2000, when Class B shares were first sold.
(2) From March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Results shown do not reflect the $10 initial account set up fee and an annual $10 account maintenance fee.
(5) From February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(6) From February 19, 2002, when Class 529-C shares were first sold.
(7) From March 1, 2002, when Class 529-E shares were first sold.
(8) From September 16, 2002, when Class 529-F shares were first sold.



SUMMARY INVESTMENT PORTFOLIO, June 30, 2005
                                                                      unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


[begin pie chart]
Industry sector diversification     (percent of net assets)

Financials                                            11.39 %
Industrials                                           11.18
Energy                                                10.73
Consumer discretionary                                10.03
Consumer staples                                       9.36
Bonds & notes                                          1.32
Convertible Securities                                  .20
Cash & equivalents                                    14.76
Other industries                                      31.03
[end pie chart]


                                                                                       Shares             Market          Percent
                                                                                                           value           of net
Common stocks  - 83.72%                                                                                    (000)           assets

Energy  - 10.73%
Baker Hughes Inc.                                                                  10,875,000        $   556,365             0.73%
Burlington Resources Inc.                                                          16,940,400            935,788             1.24
Chevron Corp.                                                                      17,185,000            960,985             1.27
ENI SpA                                                                            30,880,000            795,388             1.05
Marathon Oil Corp.                                                                 11,050,000            589,738              .78
Royal Dutch Petroleum Co. (New York registered)                                    17,470,000          1,133,803
"Shell" Transport and Trading Co., PLC                                              2,900,000             28,196
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                  7,000,000            406,420             2.07
Schlumberger Ltd.                                                                   9,350,000            710,039              .94
TOTAL SA                                                                            2,505,000            588,300              .78
Other securities                                                                                       1,415,953             1.87
                                                                                                       8,120,975            10.73

Materials  - 6.03%
Alcoa Inc.                                                                         19,326,400            504,999              .67
Dow Chemical Co.                                                                   23,232,200          1,034,530             1.37
Other securities                                                                                       3,023,601             3.99
                                                                                                       4,563,130             6.03

Industrials  - 11.18%
Boeing Co.                                                                         13,000,000            858,000             1.13
Caterpillar Inc.                                                                   11,191,200          1,066,633             1.41
Deere & Co.                                                                         8,200,000            537,018              .71
General Electric Co.                                                               31,250,000          1,082,813             1.43
Tyco International Ltd.                                                            37,630,100          1,098,799             1.45
United Technologies Corp.                                                          10,750,000            552,013              .73
Other securities                                                                                       3,264,943             4.32
                                                                                                       8,460,219            11.18

Consumer discretionary  - 10.03%
Best Buy Co., Inc.                                                                 10,528,200            721,708              .95
General Motors Corp.                                                               12,950,000            440,300              .58
Limited Brands, Inc.                                                               20,749,400            444,452              .59
Lowe's Companies, Inc.                                                             20,568,300          1,197,486             1.58
Target Corp.                                                                       20,850,000          1,134,449             1.50
Time Warner Inc.  (1)                                                              44,750,000            747,773              .99
Other securities                                                                                       2,906,252             3.84
                                                                                                       7,592,420            10.03

Consumer staples  - 9.36%
Altria Group, Inc.                                                                 55,000,000          3,556,300             4.70
PepsiCo, Inc.                                                                      11,200,000            604,016              .80
Other securities                                                                                       2,922,868             3.86
                                                                                                       7,083,184             9.36

Health care  - 5.69%
AstraZeneca PLC (ADR)                                                               4,534,500            187,093
AstraZeneca PLC (Sweden)                                                            4,609,500            191,563
AstraZeneca PLC (United Kingdom)                                                    5,393,900            223,303              .80
Bristol-Myers Squibb Co.                                                           21,680,300            541,574              .71
Eli Lilly and Co.                                                                   9,110,000            507,518              .67
Other securities                                                                                       2,658,414             3.51
                                                                                                       4,309,465             5.69

Financials  - 11.39%
Allstate Corp.                                                                      8,050,000            480,988              .63
American International Group, Inc.                                                 10,463,900            607,953              .80
Citigroup Inc.                                                                     13,725,000            634,507              .84
Fannie Mae                                                                         22,415,600          1,309,071             1.73
Freddie Mac                                                                         3,150,000            205,475              .27
HSBC Holdings PLC (ADR)                                                             1,079,588             85,989
HSBC Holdings PLC (United Kingdom)                                                 27,697,111            441,588              .70
J.P. Morgan Chase & Co.                                                            18,836,200            665,295              .88
Lloyds TSB Group PLC                                                               76,500,000            648,209              .86
Washington Mutual, Inc.                                                            21,500,000            874,835             1.15
Wells Fargo & Co.                                                                   7,330,000            451,381              .60
Other securities                                                                                       2,216,003             2.93
                                                                                                       8,621,294            11.39

Information technology  - 9.16%
Cisco Systems, Inc.  (1)                                                           25,728,800            491,677              .65
Hewlett-Packard Co.                                                                33,700,000            792,287             1.05
International Business Machines Corp.                                               7,295,000            541,289              .71
Microsoft Corp.                                                                    42,280,000          1,050,235             1.39
Texas Instruments Inc.                                                             32,320,200            907,228             1.20
Other securities                                                                                       3,148,292             4.16
                                                                                                       6,931,008             9.16

Telecommunication services  - 7.06%
BellSouth Corp.                                                                    30,800,000            818,356             1.08
SBC Communications Inc.                                                            61,450,000          1,459,438             1.93
Sprint Corp.                                                                       17,885,000            448,735              .59
Telefonica, SA                                                                     29,753,631            486,942              .65
Verizon Communications Inc.                                                        20,800,000            718,640              .95
Vodafone Group PLC                                                                113,500,000            276,521
Vodafone Group PLC (ADR)                                                           22,000,000            535,040             1.07
Other securities                                                                                         599,630              .79
                                                                                                       5,343,302             7.06

Utilities  - 2.33%
Dominion Resources, Inc.                                                            7,131,912            523,411              .69
Other securities                                                                                       1,245,308             1.64
                                                                                                       1,768,719             2.33

Miscellaneous  -  0.76%
Other common stocks in initial period of acquisition                                                     575,177              .76


Total common stocks (cost: $45,685,559,000)                                                           63,368,893            83.72



                                                                                       Shares             Market          Percent
                                                                                                           value           of net
Convertible securities  - 0.20%                                                                            (000)           assets

Financials  - 0.18%
Fannie Mae 5.375% convertible preferred 2049                                              970             94,284              .12
Other securities                                                                                          44,422              .06
                                                                                                         138,706              .18

Other - 0.02%                                                                                             11,003              .02



Total convertible securities (cost: $136,658,000)                                                        149,709              .20



                                                                                    Principal             Market          Percent
                                                                                       amount              value           of net
Bonds & notes  - 1.32%                                                                  (000)              (000)           assets

Consumer discretionary  - 0.33%
General Motors Acceptance Corp. 6.875%-7.25% 2011-2012                             $  168,757            156,766
General Motors Corp. 7.125%-7.20% 2011-2013                                           103,393             95,387              .33
                                                                                                         252,153              .33

Telecommunication services  - 0.39%
SBC Communications Inc. 4.125%-5.10%  2009-2014                                       240,000            242,039              .32
Other securities                                                                                          52,983              .07
                                                                                                         295,022              .39

Mortgage-backed obligations  - 0.60% (2)
Fannie Mae 6.00%-6.50% 2017                                                           437,349            453,650              .60


Total bonds & notes (cost: $964,792,000)                                                               1,000,825             1.32



                                                                                    Principal             Market          Percent
                                                                                       amount              value           of net
Short-term securities  - 14.63%                                                         (000)              (000)           assets


BellSouth Corp. 3.00%-3.09% due 7/8-7/15/2005 (3)                                     128,000            127,850              .17
CAFCO, LLC 3.03%-3.32% due 7/11-9/12/2005 (3)                                         259,200            258,451
Citicorp 3.07% due 7/21/2005                                                           35,000             34,940              .39
ChevronTexaco Funding Corp. 3.03%-3.05% due 7/13-7/22/2005                            121,100            120,925              .16
Edison Asset Securitization LLC 3.11%-3.32% due 8/1-9/12/2005 (3)                     136,802            136,249
General Electric Capital Corp. 3.04% due 7/12-7/13/2005                                94,700             94,602
General Electric Capital Services, Inc. 3.03% due 7/11/2005                            50,000             49,954              .37
Fannie Mae 3.21% due 8/10/2005                                                         54,613             54,413              .07
Federal Home Loan Bank 2.92%-3.36% due 7/1-9/30/2005                                1,603,302          1,595,040             2.11
Freddie Mac 2.93%-3.19% due 7/1-9/15/2005                                             942,579            939,910             1.24
Hewlett-Packard Co. 3.10%-3.26% due 7/25-7/29/2005 (3)                                275,000            274,358              .36
New Center Asset Trust Plus 3.06%-3.25% due 7/6-7/29/2005                              75,000             74,857              .10
Park Avenue Receivables Co., LLC 3.07%-3.27% due 7/8-8/18/2005 (3)                    155,694            155,256
Preferred Receivables Funding Corp. 3.14%-3.34% due 7/18-9/20/2005 (3)                125,000            124,494              .37
PepsiCo Inc. 3.01%-3.22% due 7/6-8/2/2005 (3)                                         201,300            200,924              .27
SBC Communications Inc. 3.08%-3.11% due 7/8-7/19/2005 (3)                             100,200            100,073              .13
U.S. Treasury Bills 2.695%-3.066% due 7/7-9/29/2005                                 1,394,350          1,390,251             1.84
Verizon Network Funding Corp. 3.08%-3.33% due 7/6-8/29/2005                           121,000            120,650              .16
Other securities                                                                                       5,218,526             6.89

Total short-term securities (cost: $11,071,776,000)                                                   11,071,723            14.63


Total investment securities (cost: $57,858,785,000)                                                   75,591,150            99.87
Other assets less liabilities                                                                             97,751              .13

Net assets                                                                                           $75,688,901          100.00%


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.


INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the six months ended June 30, 2005, appear below.

                                                                                                                    Market value
                                                                                                      Dividend     of affiliates
Company                                    Beginning      Purchases      Sales           Ending         income      at 6/30/2005
                                              shares                                     shares          (000)             (000)
Limited Brands, Inc.                      20,749,400              -          -       20,749,400         $6,225          $444,452



(1) Security did not produce income during the last 12 months.
(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $4,095,945,000, which represented 5.41% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements





FINANCIAL STATEMENTS

Statement of assets and liabilities                                  unaudited
at June 30, 2005                             (dollars and shares in thousands,
                                                     except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $57,601,605)                                           $75,146,698
  Affiliated issuers (cost: $257,180)                                                    444,452                   $75,591,150
 Cash denominated in non-U.S. currencies
  (cost: $8,728)                                                                                                         9,426
 Cash                                                                                                                   28,478
 Receivables for:
  Sales of investments                                                                    82,009
  Sales of fund's shares                                                                  67,155
  Dividends and interest                                                                 154,714                       303,878
                                                                                                                    75,932,932
Liabilities:
 Payables for:
  Purchases of investments                                                               141,575
  Repurchases of fund's shares                                                            60,431
  Investment advisory services                                                            13,502
  Services provided by affiliates                                                         24,764
  Deferred Directors' and Advisory Board compensation                                      3,279
  Other fees and expenses                                                                    480                       244,031
Net assets at June 30, 2005                                                                                        $75,688,901

Net assets consist of:
 Capital paid in on shares of capital stock                                                                        $55,939,869
 Undistributed net investment income                                                                                   561,210
 Undistributed net realized gain                                                                                     1,455,008
 Net unrealized appreciation                                                                                        17,732,814
Net assets at June 30, 2005                                                                                        $75,688,901


                                Authorized shares of
                     capital stock - $.001 par value           Net assets      Shares outstanding      Net asset value per share
                                                                                                                             (1)
Class A                                    2,500,000          $64,225,205               2,103,177                         $30.54
Class B                                      250,000            3,687,412                 121,186                          30.43
Class C                                      250,000            2,762,640                  90,946                          30.38
Class F                                      250,000            1,238,297                  40,591                          30.51
Class 529-A                                  325,000              712,742                  23,359                          30.51
Class 529-B                                   75,000              169,003                   5,549                          30.46
Class 529-C                                  150,000              212,732                   6,983                          30.46
Class 529-E                                   75,000               30,739                   1,009                          30.47
Class 529-F                                   75,000                6,263                     205                          30.50
Class R-1                                     75,000               27,660                     909                          30.44
Class R-2                                    100,000              414,130                  13,600                          30.45
Class R-3                                    300,000              577,396                  18,937                          30.49
Class R-4                                     75,000              198,180                   6,495                          30.51
Class R-5                                    150,000            1,426,502                  46,717                          30.53
Total                                      4,650,000         $ 75,688,901               2,479,663

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $32.40 and $32.37, respectively.

See Notes to Financial Statements



Statement of operations                                              unaudited
for the six months ended June 30, 2005                  (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $20,172; also includes
            $6,225 from affiliates)                                                   $822,124
  Interest (net of non-U.S. withholding
            tax of $1)                                                                 188,558                $1,010,682




 Fees and expenses:
  Investment advisory services                                                          89,296
  Distribution services                                                                110,653
  Transfer agent services                                                               28,282
  Administrative services                                                                7,138
  Reports to shareholders                                                                1,632
  Registration statement and prospectus                                                  1,440
  Postage, stationery and supplies                                                       4,196
  Directors' and Advisory Board compensation                                               471
  Auditing and legal                                                                       121
  Custodian                                                                              1,201
  State and local taxes                                                                    668
  Other                                                                                    186
  Total expenses before reimbursements/waivers                                         245,284
 Less reimbursement/waiver of expenses:
  Investment advisory services                                                           6,691
  Distribution services                                                                      2
  Administrative services                                                                  306
  Total expenses after reimbursement/waiver of expenses                                                          238,285
 Net investment income                                                                                           772,397

Net realized gain and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments                                                                        1,458,378
  Non-U.S. currency transactions                                                        (1,582)                1,456,796
 Net unrealized depreciation on:
  Investments                                                                       (2,150,455)
  Non-U.S. currency translations                                                          (308)               (2,150,763)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                        (693,967)
Net increase in net assets resulting
 from operations                                                                                                 $78,430


See Notes to Financial Statements




Statements of changes in net assets                     (dollars in thousands)

                                                                                    Six months                Year ended
                                                                                ended June 30,              December 31,
                                                                                         2005*                      2004
Operations:
 Net investment income                                                                $772,397                $1,392,244
 Net realized gain on investments and
  non-U.S. currency transactions                                                     1,456,796                   918,377
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                 (2,150,763)                4,370,213
  Net increase in net assets
   resulting from operations                                                            78,430                 6,680,834

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income and non-U.S. currency gains                     (612,361)               (1,194,353)
 Distributions from net realized gain
  on investments                                                                             -                  (863,164)
   Total dividends and distributions paid
    to shareholders                                                                   (612,361)               (2,057,517)

Capital share transactions                                                             355,427                 4,709,994

Total (decrease) increase in net assets                                               (178,504)                9,333,311

Net assets:
 Beginning of period                                                                75,867,405                66,534,094
 End of period (including undistributed net investment income:
  $561,210 and $401,174, respectively)                                             $75,688,901               $75,867,405

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to 0%    Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days are determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.


2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. withholding taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of June 30, 2005, the cost of investment securities for federal income tax purposes was $57,856,175,000.

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains                                              $562,926
Undistributed short-term capital gains                                                                         27,908
Undistributed long-term capital gains                                                                       1,430,417
Gross unrealized appreciation on investment securities                                                     18,918,982
Gross unrealized depreciation on investment securities                                                     (1,184,007)
Net unrealized appreciation on investment securities                                                       17,734,975

During the six months ended June 30, 2005, the fund realized, on a tax basis, a net capital gain of $1,458,325,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                                                             Six months ended June 30, 2005
                                                          Distributions from         Distributions from                     Total
                                                             ordinary income    long-term capital gains        distributions paid
Share class
Class A                                                            $ 546,190                          -                 $ 546,190
Class B                                                               17,102                          -                    17,102
Class C                                                               11,814                          -                    11,814
Class F                                                                9,779                          -                     9,779
Class 529-A                                                            5,366                          -                     5,366
Class 529-B                                                              610                          -                       610
Class 529-C                                                              769                          -                       769
Class 529-E                                                              185                          -                       185
Class 529-F                                                               45                          -                        45
Class R-1                                                                113                          -                       113
Class R-2                                                              1,743                          -                     1,743
Class R-3                                                              3,758                          -                     3,758
Class R-4                                                              1,437                          -                     1,437
Class R-5                                                             13,450                          -                    13,450
Total                                                              $ 612,361                          -                 $ 612,361


                                                                              Year ended December 31, 2004
                                                           Distributions from         Distributions from                    Total
                                                              ordinary income    long-term capital gains       distributions paid
Share class
Class A                                                           $ 1,074,604                  $ 738,649              $ 1,813,253
Class B                                                                33,455                     41,997                   75,452
Class C                                                                22,209                     30,628                   52,837
Class F                                                                18,386                     13,657                   32,043
Class 529-A                                                             8,408                      6,944                   15,352
Class 529-B                                                             1,051                      1,740                    2,791
Class 529-C                                                             1,270                      2,100                    3,370
Class 529-E                                                               290                        301                      591
Class 529-F                                                                61                         56                      117
Class R-1                                                                 172                        255                      427
Class R-2                                                               2,737                      4,069                    6,806
Class R-3                                                               5,165                      5,511                   10,676
Class R-4                                                               1,396                      1,295                    2,691
Class R-5                                                              25,149                     15,962                   41,111
Total                                                             $ 1,194,353                  $ 863,164              $ 2,057,517

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of month-end net assets and decreasing to 0.222% on such assets in excess of $71 billion. The Board of Directors approved an amended agreement effective February 16, 2005, lowering the rate to 0.219% on month-end net assets in excess of $89 billion. CRMC is currently waiving a portion of these fees. At the beginning of the period, CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. During the six months ended June 30, 2005, the total investment advisory services fees waived by CRMC were $6,691,000. As a result, the fee shown on the accompanying financial statements of $89,296,000, which was equivalent to an annualized rate of 0.240%, was reduced to $82,605,000, or 0.222% of month-end net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold. AFD is currently waiving a portion of these fees to the extent the amounts paid to qualified dealers or advisers was less than the approved limit. During the six months ended June 30, 2005, the total distribution services fees waived by AFD were $2,000, which related to Class 529-F.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended June 30, 2005, CRMC agreed to pay AFS a portion of these fees for classes R-1 and R-2. For the six months ended June 30, 2005, the total administrative services fees paid by CRMC were $331 and $306,000 for classes R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the six months ended June 30, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $72,020          $26,553        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          18,110           1,729         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          13,435         Included            $2,015              $277            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,503          Included              902                 93            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         599           Included              495                 43                 $330
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         799           Included              120                 33                  80
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         988           Included              148                 33                  99
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          71           Included              21                  2                   14
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          7            Included              4                   -*                   3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          133           Included              20                  7             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         1,446          Included              289                821            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3         1,341          Included              402                 62            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          201           Included              121                 6             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              695                 3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total         $110,653          $28,282            $5,232             $1,380                $526
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' AND ADVISORY BOARD COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board compensation of $471,000, shown on the accompanying financial statements, includes $396,000 in current fees (either paid in cash or deferred) and a net increase of $75,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       WARRANTS

As of June 30, 2005, the fund had warrants outstanding which may be exercised at any time for the purchase of 819,437 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2005, the net asset value of Class A shares would have been reduced by less than $0.01 per share.

6.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                              Reinvestments of
Share class                                                                  Sales(1)                  dividends and distributions
                                                                         Amount       Shares                 Amount         Shares
Six months ended June 30, 2005
Class A                                                             $ 2,888,073       95,162              $ 506,695         16,446
Class B                                                                 202,360        6,698                 16,435            535
Class C                                                                 289,721        9,600                 11,186            365
Class F                                                                 191,923        6,332                  8,772            285
Class 529-A                                                             102,644        3,387                  5,365            174
Class 529-B                                                              17,916          592                    610             20
Class 529-C                                                              31,620        1,045                    769             25
Class 529-E                                                               4,339          144                    185              6
Class 529-F                                                               1,497           49                     45              1
Class R-1                                                                10,225          337                    112              4
Class R-2                                                                96,855        3,200                  1,742             57
Class R-3                                                               142,504        4,699                  3,756            122
Class R-4                                                                94,061        3,098                  1,437             47
Class R-5                                                                92,126        3,025                 13,300            432
Total net increase
   (decrease)                                                       $ 4,165,864      137,368              $ 570,409         18,519

Year ended December 31, 2004
Class A                                                             $ 6,876,973      235,443            $ 1,692,780         56,793
Class B                                                                 663,196       22,803                 72,958          2,443
Class C                                                                 778,916       26,808                 50,567          1,695
Class F                                                                 506,063       17,338                 29,160            979
Class 529-A                                                             216,120        7,391                 15,351            514
Class 529-B                                                              46,827        1,607                  2,790             93
Class 529-C                                                              67,411        2,309                  3,370            112
Class 529-E                                                               9,407          323                    591             20
Class 529-F                                                               2,328           79                    116              4
Class R-1                                                                12,156          418                    427             14
Class R-2                                                               195,647        6,727                  6,804            227
Class R-3                                                               301,164       10,320                 10,669            357
Class R-4                                                                85,334        2,912                  2,690             90
Class R-5                                                               193,400        6,618                 40,829          1,371
Total net increase
   (decrease)                                                       $ 9,954,942      341,096            $ 1,929,102         64,712



Share class                                                               Repurchases(1)                   Net (decrease) increase
                                                                         Amount       Shares                 Amount         Shares
Six months ended June 30, 2005
Class A                                                            $ (3,590,313)    (118,236)            $ (195,545)        (6,628)
Class B                                                                (188,024)      (6,222)                30,771          1,011
Class C                                                                (210,154)      (6,966)                90,753          2,999
Class F                                                                (163,077)      (5,377)                37,618          1,240
Class 529-A                                                             (16,622)        (549)                91,387          3,012
Class 529-B                                                              (3,634)        (120)                14,892            492
Class 529-C                                                              (6,894)        (228)                25,495            842
Class 529-E                                                                (689)         (23)                 3,835            127
Class 529-F                                                                (367)         (12)                 1,175             38
Class R-1                                                                (5,676)        (188)                 4,661            153
Class R-2                                                               (43,542)      (1,440)                55,055          1,817
Class R-3                                                               (59,188)      (1,946)                87,072          2,875
Class R-4                                                               (16,056)        (530)                79,442          2,615
Class R-5                                                               (76,610)      (2,523)                28,816            934
Total net increase
   (decrease)                                                      $ (4,380,846)    (144,360)             $ 355,427         11,527

Year ended December 31, 2004
Class A                                                            $ (6,018,495)    (205,905)           $ 2,551,258         86,331
Class B                                                                (285,338)      (9,809)               450,816         15,437
Class C                                                                (282,310)      (9,711)               547,173         18,792
Class F                                                                (294,487)     (10,102)               240,736          8,215
Class 529-A                                                             (21,681)        (738)               209,790          7,167
Class 529-B                                                              (3,475)        (119)                46,142          1,581
Class 529-C                                                              (7,911)        (269)                62,870          2,152
Class 529-E                                                                (687)         (24)                 9,311            319
Class 529-F                                                                (380)         (13)                 2,064             70
Class R-1                                                                (4,841)        (168)                 7,742            264
Class R-2                                                               (49,451)      (1,697)               153,000          5,257
Class R-3                                                               (77,001)      (2,632)               234,832          8,045
Class R-4                                                               (15,204)        (520)                72,820          2,482
Class R-5                                                              (112,789)      (3,870)               121,440          4,119
Total net increase
   (decrease)                                                      $ (7,174,050)    (245,577)           $ 4,709,994        160,231

(1) Includes exchanges between share classes of the fund.

7.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,466,882,000 and $6,897,353,000, respectively, during the six months ended June 30, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2005, the custodian fee of $1,201,000, shown on the accompanying financial statements, includes $87,000 that was offset by this reduction, rather than paid in cash.



Financial highlights (1)

                                                                                     Income (loss) from investment operations(2)
                                                                                                            Net
                                                               Net asset                         (losses) gains
                                                                  value,              Net         on securities         Total from
                                                               beginning       investment        (both realized         investment
                                                               of period           income        and unrealized)        operations
Class A:
 Six months ended 6/30/2005 (5)                                   $30.75             $.32                 $(.27)              $.05
 Year ended 12/31/2004                                             28.84              .60                  2.19               2.79
 Year ended 12/31/2003                                             23.48              .54                  5.55               6.09
 Year ended 12/31/2002                                             28.53              .49                 (4.56)             (4.07)
 Year ended 12/31/2001                                             31.07              .44                 (1.87)             (1.43)
 Year ended 12/31/2000                                             32.46              .56                   .65               1.21
Class B:
 Six months ended 6/30/2005 (5)                                    30.64              .21                  (.28)              (.07)
 Year ended 12/31/2004                                             28.74              .38                  2.17               2.55
 Year ended 12/31/2003                                             23.41              .34                  5.53               5.87
 Year ended 12/31/2002                                             28.47              .30                 (4.57)             (4.27)
 Year ended 12/31/2001                                             31.01              .19                 (1.83)             (1.64)
 Period from 3/15/2000 to 12/31/2000                               31.13              .26                  1.55               1.81
Class C:
 Six months ended 6/30/2005 (5)                                    30.59              .19                  (.27)              (.08)
 Year ended 12/31/2004                                             28.70              .36                  2.16               2.52
 Year ended 12/31/2003                                             23.38              .31                  5.53               5.84
 Year ended 12/31/2002                                             28.44              .30                 (4.58)             (4.28)
 Period from 3/15/2001 to 12/31/2001                               29.05              .09                  (.14)              (.05)
Class F:
 Six months ended 6/30/2005 (5)                                    30.72              .31                  (.28)               .03
 Year ended 12/31/2004                                             28.81              .58                  2.18               2.76
 Year ended 12/31/2003                                             23.46              .51                  5.55               6.06
 Year ended 12/31/2002                                             28.52              .49                 (4.59)             (4.10)
 Period from 3/15/2001 to 12/31/2001                               29.10              .27                  (.13)               .14
Class 529-A:
 Six months ended 6/30/2005 (5)                                    30.73              .31                  (.29)               .02
 Year ended 12/31/2004                                             28.82              .59                  2.17               2.76
 Year ended 12/31/2003                                             23.48              .52                  5.55               6.07
 Period from 2/15/2002 to 12/31/2002                               27.88              .46                 (3.91)             (3.45)
Class 529-B:
 Six months ended 6/30/2005 (5)                                    30.67              .18                  (.28)              (.10)
 Year ended 12/31/2004                                             28.78              .33                  2.16               2.49
 Year ended 12/31/2003                                             23.45              .28                  5.54               5.82
 Period from 2/15/2002 to 12/31/2002                               27.88              .28                 (3.92)             (3.64)
Class 529-C:
 Six months ended 6/30/2005 (5)                                    30.68              .18                  (.28)              (.10)
 Year ended 12/31/2004                                             28.78              .33                  2.17               2.50
 Year ended 12/31/2003                                             23.45              .29                  5.54               5.83
 Period from 2/19/2002 to 12/31/2002                               27.47              .28                 (3.50)             (3.22)
Class 529-E:
 Six months ended 6/30/2005 (5)                                    30.68              .26                  (.28)              (.02)
 Year ended 12/31/2004                                             28.78              .48                  2.17               2.65
 Year ended 12/31/2003                                             23.45              .42                  5.54               5.96
 Period from 3/1/2002 to 12/31/2002                                28.27              .38                 (4.52)             (4.14)
Class 529-F:
 Six months ended 6/30/2005 (5)                                    30.71              .32                  (.29)               .03
 Year ended 12/31/2004                                             28.81              .56                  2.16               2.72
 Year ended 12/31/2003                                             23.47              .48                  5.55               6.03
 Period from 9/16/2002 to 12/31/2002                               23.98              .16                  (.19)              (.03)




Financial highlights (1)                                           (continued)

                                                                                   Income (loss) from investment operations(2)
                                                                                                            Net
                                                               Net asset                         (losses) gains
                                                                  value,              Net         on securities         Total from
                                                               beginning       investment        (both realized         investment
                                                               of period           income        and unrealized)        operations
Class R-1:
 Six months ended 6/30/2005 (5)                                   $30.67             $.19                 $(.29)             $(.10)
 Year ended 12/31/2004                                             28.77              .36                  2.17               2.53
 Year ended 12/31/2003                                             23.46              .31                  5.54               5.85
 Period from 6/6/2002 to 12/31/2002                                27.27              .20                 (3.36)             (3.16)
Class R-2:
 Six months ended 6/30/2005 (5)                                    30.67              .19                  (.28)              (.09)
 Year ended 12/31/2004                                             28.77              .37                  2.17               2.54
 Year ended 12/31/2003                                             23.46              .31                  5.54               5.85
 Period from 5/21/2002 to 12/31/2002                               28.23              .23                 (4.34)             (4.11)
Class R-3:
 Six months ended 6/30/2005 (5)                                    30.71              .27                  (.28)              (.01)
 Year ended 12/31/2004                                             28.80              .50                  2.17               2.67
 Year ended 12/31/2003                                             23.47              .41                  5.55               5.96
 Period from 6/4/2002 to 12/31/2002                                27.58              .27                 (3.69)             (3.42)
Class R-4:
 Six months ended 6/30/2005 (5)                                    30.72              .32                  (.28)               .04
 Year ended 12/31/2004                                             28.82              .60                  2.16               2.76
 Year ended 12/31/2003                                             23.47              .51                  5.55               6.06
 Period from 5/28/2002 to 12/31/2002                               28.22              .32                 (4.33)             (4.01)
Class R-5:
 Six months ended 6/30/2005 (5)                                    30.75              .36                  (.29)               .07
 Year ended 12/31/2004                                             28.84              .67                  2.18               2.85
 Year ended 12/31/2003                                             23.48              .56                  5.59               6.15
 Period from 5/15/2002 to 12/31/2002                               28.37              .39                 (4.50)             (4.11)




Financial highlights (1)

                                                                         Dividends and distributions

                                                               Dividends
                                                               (from net    Distributions                 Total         Net asset
                                                              investment    (from capital         dividends and        value, end
                                                                  income)           gains)        distributions         of period
Class A:
 Six months ended 6/30/2005 (5)                                    $(.26)              $-                 $(.26)           $30.54
 Year ended 12/31/2004                                              (.52)            (.36)                 (.88)            30.75
 Year ended 12/31/2003                                              (.52)            (.21)                 (.73)            28.84
 Year ended 12/31/2002                                              (.52)            (.46)                 (.98)            23.48
 Year ended 12/31/2001                                              (.52)            (.59)                (1.11)            28.53
 Year ended 12/31/2000                                              (.52)           (2.08)                (2.60)            31.07
Class B:
 Six months ended 6/30/2005 (5)                                     (.14)               -                  (.14)            30.43
 Year ended 12/31/2004                                              (.29)            (.36)                 (.65)            30.64
 Year ended 12/31/2003                                              (.33)            (.21)                 (.54)            28.74
 Year ended 12/31/2002                                              (.33)            (.46)                 (.79)            23.41
 Year ended 12/31/2001                                              (.31)            (.59)                 (.90)            28.47
 Period from 3/15/2000 to 12/31/2000                                (.25)           (1.68)                (1.93)            31.01
Class C:
 Six months ended 6/30/2005 (5)                                     (.13)               -                  (.13)            30.38
 Year ended 12/31/2004                                              (.27)            (.36)                 (.63)            30.59
 Year ended 12/31/2003                                              (.31)            (.21)                 (.52)            28.70
 Year ended 12/31/2002                                              (.32)            (.46)                 (.78)            23.38
 Period from 3/15/2001 to 12/31/2001                                (.21)            (.35)                 (.56)            28.44
Class F:
 Six months ended 6/30/2005 (5)                                     (.24)               -                  (.24)            30.51
 Year ended 12/31/2004                                              (.49)            (.36)                 (.85)            30.72
 Year ended 12/31/2003                                              (.50)            (.21)                 (.71)            28.81
 Year ended 12/31/2002                                              (.50)            (.46)                 (.96)            23.46
 Period from 3/15/2001 to 12/31/2001                                (.37)            (.35)                 (.72)            28.52
Class 529-A:
 Six months ended 6/30/2005 (5)                                     (.24)               -                  (.24)            30.51
 Year ended 12/31/2004                                              (.49)            (.36)                 (.85)            30.73
 Year ended 12/31/2003                                              (.52)            (.21)                 (.73)            28.82
 Period from 2/15/2002 to 12/31/2002                                (.49)            (.46)                 (.95)            23.48
Class 529-B:
 Six months ended 6/30/2005 (5)                                     (.11)               -                  (.11)            30.46
 Year ended 12/31/2004                                              (.24)            (.36)                 (.60)            30.67
 Year ended 12/31/2003                                              (.28)            (.21)                 (.49)            28.78
 Period from 2/15/2002 to 12/31/2002                                (.33)            (.46)                 (.79)            23.45
Class 529-C:
 Six months ended 6/30/2005 (5)                                     (.12)               -                  (.12)            30.46
 Year ended 12/31/2004                                              (.24)            (.36)                 (.60)            30.68
 Year ended 12/31/2003                                              (.29)            (.21)                 (.50)            28.78
 Period from 2/19/2002 to 12/31/2002                                (.34)            (.46)                 (.80)            23.45
Class 529-E:
 Six months ended 6/30/2005 (5)                                     (.19)               -                  (.19)            30.47
 Year ended 12/31/2004                                              (.39)            (.36)                 (.75)            30.68
 Year ended 12/31/2003                                              (.42)            (.21)                 (.63)            28.78
 Period from 3/1/2002 to 12/31/2002                                 (.33)            (.35)                 (.68)            23.45
Class 529-F:
 Six months ended 6/30/2005 (5)                                     (.24)               -                  (.24)            30.50
 Year ended 12/31/2004                                              (.46)            (.36)                 (.82)            30.71
 Year ended 12/31/2003                                              (.48)            (.21)                 (.69)            28.81
 Period from 9/16/2002 to 12/31/2002                                (.13)            (.35)                 (.48)            23.47




Financial highlights (1)                                            (continued)

                                                                        Dividends and distributions

                                                               Dividends
                                                               (from net    Distributions                 Total         Net asset
                                                              investment    (from capital         dividends and        value, end
                                                                  income)           gains)        distributions         of period
Class R-1:
 Six months ended 6/30/2005 (5)                                    $(.13)              $-                 $(.13)           $30.44
 Year ended 12/31/2004                                              (.27)            (.36)                 (.63)            30.67
 Year ended 12/31/2003                                              (.33)            (.21)                 (.54)            28.77
 Period from 6/6/2002 to 12/31/2002                                 (.30)            (.35)                 (.65)            23.46
Class R-2:
 Six months ended 6/30/2005 (5)                                     (.13)               -                  (.13)            30.45
 Year ended 12/31/2004                                              (.28)            (.36)                 (.64)            30.67
 Year ended 12/31/2003                                              (.33)            (.21)                 (.54)            28.77
 Period from 5/21/2002 to 12/31/2002                                (.31)            (.35)                 (.66)            23.46
Class R-3:
 Six months ended 6/30/2005 (5)                                     (.21)               -                  (.21)            30.49
 Year ended 12/31/2004                                              (.40)            (.36)                 (.76)            30.71
 Year ended 12/31/2003                                              (.42)            (.21)                 (.63)            28.80
 Period from 6/4/2002 to 12/31/2002                                 (.34)            (.35)                 (.69)            23.47
Class R-4:
 Six months ended 6/30/2005 (5)                                     (.25)               -                  (.25)            30.51
 Year ended 12/31/2004                                              (.50)            (.36)                 (.86)            30.72
 Year ended 12/31/2003                                              (.50)            (.21)                 (.71)            28.82
 Period from 5/28/2002 to 12/31/2002                                (.39)            (.35)                 (.74)            23.47
Class R-5:
 Six months ended 6/30/2005 (5)                                     (.29)               -                  (.29)            30.53
 Year ended 12/31/2004                                              (.58)            (.36)                 (.94)            30.75
 Year ended 12/31/2003                                              (.58)            (.21)                 (.79)            28.84
 Period from 5/15/2002 to 12/31/2002                                (.43)            (.35)                 (.78)            23.48




Financial highlights (1)

                                                                              Ratio of expenses    Ratio of expenses
                                                                                 to average net       to average net      Ratio of
                                                                Net assets,       assets before         assets after    net income
                                                      Total   end of period     reimbursements/      reimbursements/    to average
                                                 return (3)   (in millions)             waivers          waivers (4)    net assets
Class A:
 Six months ended 6/30/2005 (5)                        .16%        $64,225              .58% (6)            .56% (6)     2.15% (6)
 Year ended 12/31/2004                                9.78          64,880              .57                 .57          2.06
 Year ended 12/31/2003                               26.30          58,353              .59                 .59          2.14
 Year ended 12/31/2002                              (14.47)         46,129              .59                 .59          1.89
 Year ended 12/31/2001                               (4.59)         54,315              .57                 .57          1.49
 Year ended 12/31/2000                                3.84          56,212              .56                 .56          1.74
Class B:
 Six months ended 6/30/2005 (5)                       (.23)          3,687             1.36 (6)            1.34 (6)      1.37 (6)
 Year ended 12/31/2004                                8.94           3,683             1.36                1.35          1.29
 Year ended 12/31/2003                               25.30           3,011             1.38                1.38          1.33
 Year ended 12/31/2002                              (15.18)          1,841             1.39                1.39          1.18
 Year ended 12/31/2001                               (5.30)          1,302             1.35                1.35           .66
 Period from 3/15/2000 to 12/31/2000                  5.87             439             1.34 (6)            1.34 (6)      1.06 (6)
Class C:
 Six months ended 6/30/2005 (5)                       (.26)          2,763             1.44 (6)            1.42 (6)      1.30 (6)
 Year ended 12/31/2004                                8.85           2,691             1.43                1.43          1.22
 Year ended 12/31/2003                               25.22           1,985             1.45                1.45          1.25
 Year ended 12/31/2002                              (15.20)          1,025             1.45                1.45          1.17
 Period from 3/15/2001 to 12/31/2001                  (.19)            480             1.52 (6)            1.52 (6)       .38 (6)
Class F:
 Six months ended 6/30/2005 (5)                        .11           1,238              .68 (6)             .66 (6)      2.06 (6)
 Year ended 12/31/2004                                9.69           1,209              .67                 .67          1.99
 Year ended 12/31/2003                               26.18             897              .69                 .69          2.01
 Year ended 12/31/2002                              (14.59)            415              .70                 .70          1.92
 Period from 3/15/2001 to 12/31/2001                   .48             190              .72 (6)             .72 (6)      1.17 (6)
Class 529-A:
 Six months ended 6/30/2005 (5)                        .06             713              .71 (6)             .69 (6)      2.03 (6)
 Year ended 12/31/2004                                9.68             625              .68                 .68          2.00
 Year ended 12/31/2003                               26.19             380              .64                 .64          2.06
 Period from 2/15/2002 to 12/31/2002                (12.57)            153              .71 (6)             .71 (6)      2.17 (6)
Class 529-B:
 Six months ended 6/30/2005 (5)                       (.32)            169             1.56 (6)            1.54 (6)      1.18 (6)
 Year ended 12/31/2004                                8.69             155             1.56                1.55          1.12
 Year ended 12/31/2003                               25.05             100             1.58                1.58          1.12
 Period from 2/15/2002 to 12/31/2002                (13.22)             41             1.58 (6)            1.58 (6)      1.30 (6)
Class 529-C:
 Six months ended 6/30/2005 (5)                       (.34)            213             1.55 (6)            1.53 (6)      1.19 (6)
 Year ended 12/31/2004                                8.74             188             1.55                1.54          1.13
 Year ended 12/31/2003                               25.07             115             1.57                1.57          1.13
 Period from 2/19/2002 to 12/31/2002                (11.91)             45             1.57 (6)            1.57 (6)      1.32 (6)
Class 529-E:
 Six months ended 6/30/2005 (5)                       (.06)             31             1.03 (6)            1.01 (6)      1.71 (6)
 Year ended 12/31/2004                                9.29              27             1.03                1.02          1.65
 Year ended 12/31/2003                               25.70              16             1.04                1.04          1.65
 Period from 3/1/2002 to 12/31/2002                 (14.72)              6             1.03 (6)            1.03 (6)      1.90 (6)
Class 529-F:
 Six months ended 6/30/2005 (5)                        .09               6              .78 (6)             .60 (6)      2.13 (6)
 Year ended 12/31/2004                                9.55               5              .78                 .77          1.91
 Year ended 12/31/2003                               26.05               3              .79                 .79          1.88
 Period from 9/16/2002 to 12/31/2002                  (.14)              - (7)          .23                 .23           .68




Financial highlights (1)                                            (continued)


                                                                             Ratio of expenses    Ratio of expenses
                                                                                to average net       to average net      Ratio of
                                                                Net assets,      assets before         assets after    net income
                                                     Total    end of period    reimbursements/      reimbursements/    to average
                                                    return    (in millions)            waivers          waivers (4)    net assets
Class R-1:
 Six months ended 6/30/2005 (5)                      (.34%)            $28            1.46% (6)           1.44% (6)     1.28% (6)
 Year ended 12/31/2004                                8.84              23             1.47                1.46          1.21
 Year ended 12/31/2003                               25.18              14             1.51                1.47          1.18
 Period from 6/6/2002 to 12/31/2002                 (11.68)              1             2.43 (6)            1.47 (6)      1.49 (6)
Class R-2:
 Six months ended 6/30/2005 (5)                       (.29)            414             1.59 (6)            1.41 (6)      1.31 (6)
 Year ended 12/31/2004                                8.88             361             1.63                1.42          1.27
 Year ended 12/31/2003                               25.18             188             1.76                1.43          1.21
 Period from 5/21/2002 to 12/31/2002                (14.64)             24             1.57 (6)            1.43 (6)      1.61 (6)
Class R-3:
 Six months ended 6/30/2005 (5)                       (.04)            577              .93 (6)             .91 (6)      1.81 (6)
 Year ended 12/31/2004                                9.34             493              .99                 .98          1.72
 Year ended 12/31/2003                               25.70             231             1.06                1.05          1.60
 Period from 6/4/2002 to 12/31/2002                 (12.49)             24             1.11 (6)            1.05 (6)      2.00 (6)
Class R-4:
 Six months ended 6/30/2005 (5)                        .12             198              .67 (6)             .65 (6)      2.11 (6)
 Year ended 12/31/2004                                9.67             119              .67                 .66          2.05
 Year ended 12/31/2003                               26.19              40              .68                 .68          2.00
 Period from 5/28/2002 to 12/31/2002                (14.31)              9              .73 (6)             .69 (6)      2.25 (6)
Class R-5:
 Six months ended 6/30/2005 (5)                        .23           1,427              .36 (6)             .34 (6)      2.37 (6)
 Year ended 12/31/2004                               10.02           1,408              .36                 .35          2.28
 Year ended 12/31/2003                               26.58           1,201              .36                 .36          2.11
 Period from 5/15/2002 to 12/31/2002                (14.59)             48              .37 (6)             .37 (6)      2.56 (6)

                                                            Six months ended
                                                                June 30,                       Year ended December 31
                                                                 2005(5)              2004      2003     2002      2001      2000

Portfolio turnover rate for all classes of shares                  10%                 19%       24%      27%      22%        25%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during the six months ended 6/30/2005, AFD agreed to waive a portion of the fees related to distribution services for Class 529-F.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.


See Notes to Financial Statements




EXPENSE EXAMPLE                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account        Ending account        Expenses paid         Annualized
                                                  value 1/1/2005       value 6/30/2005     during period(1)      expense ratio

Class A -- actual return                               $1,000.00             $1,001.56                $2.78               .56%
Class A -- assumed 5% return                            1,000.00              1,022.02                 2.81               .56
Class B -- actual return                                1,000.00                997.74                 6.64              1.34
Class B -- assumed 5% return                            1,000.00              1,018.15                 6.71              1.34
Class C -- actual return                                1,000.00                997.38                 7.03              1.42
Class C -- assumed 5% return                            1,000.00              1,017.75                 7.10              1.42
Class F -- actual return                                1,000.00              1,001.09                 3.27               .66
Class F -- assumed 5% return                            1,000.00              1,021.52                 3.31               .66
Class 529-A -- actual return                            1,000.00              1,000.64                 3.42               .69
Class 529-A -- assumed 5% return                        1,000.00              1,021.37                 3.46               .69
Class 529-B -- actual return                            1,000.00                996.80                 7.62              1.54
Class 529-B -- assumed 5% return                        1,000.00              1,017.16                 7.70              1.54
Class 529-C -- actual return                            1,000.00                996.56                 7.57              1.53
Class 529-C -- assumed 5% return                        1,000.00              1,017.21                 7.65              1.53
Class 529-E -- actual return                            1,000.00                999.42                 5.01              1.01
Class 529-E -- assumed 5% return                        1,000.00              1,019.79                 5.06              1.01
Class 529-F -- actual return                            1,000.00              1,000.95                 2.98               .60
Class 529-F -- assumed 5% return                        1,000.00              1,021.82                 3.01               .60
Class R-1 -- actual return                              1,000.00                996.61                 7.13              1.44
Class R-1 -- assumed 5% return                          1,000.00              1,017.65                 7.20              1.44
Class R-2 -- actual return                              1,000.00                997.15                 6.98              1.41
Class R-2 -- assumed 5% return                          1,000.00              1,017.80                 7.05              1.41
Class R-3 -- actual return                              1,000.00                999.58                 4.51               .91
Class R-3 -- assumed 5% return                          1,000.00              1,020.28                 4.56               .91
Class R-4 -- actual return                              1,000.00              1,001.19                 3.23               .65
Class R-4 -- assumed 5% return                          1,000.00              1,021.57                 3.26               .65
Class R-5 -- actual return                              1,000.00              1,002.30                 1.69               .34
Class R-5 -- assumed 5% return                          1,000.00              1,023.11                 1.71               .34

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).



APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENT

The fund's Board of Directors has approved the renewal of the fund's Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through February 28, 2006. The renewal of the agreement was approved by the Board following the recommendation of the fund's Contracts Committee (the "committee"), which is composed of all the fund's independent Directors. The information, material factors and conclusions that formed the basis for the committee's recommendation and the Board's subsequent approval are described below.

1. INFORMATION RECEIVED

MATERIALS REVIEWED

During the course of each year, the independent Directors receive a wide variety of materials relating to the services provided by CRMC, including reports on the fund's investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund's investment results, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

REVIEW PROCESS

The committee received assistance and advice regarding legal and industry standards from independent counsel to the independent Directors. The committee discussed the renewal and amendment of the agreement with CRMC representatives and in a private session with independent legal counsel at which no representatives of CRMC were present. In deciding to recommend the renewal of the agreement, the committee did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the committee.

2. NATURE, EXTENT AND QUALITY OF SERVICES

CRMC, ITS PERSONNEL AND ITS RESOURCES

The Board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered CRMC's commitment to investing in information technology supporting investment management and compliance. They further considered CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

OTHER SERVICES

The Board and the committee considered CRMC's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Directors informed; and its attention to matters that may involve conflicts of interest with the fund. The Board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the administrative, legal and fund accounting and treasury functions.

The Board and the committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and will continue to benefit the fund and its shareholders.

3. INVESTMENT PERFORMANCE

The Board and the committee considered the fund's investment objectives to pursue growth of capital and income and the investment results of the fund in light of these long-term objectives. They compared the fund's total returns with the Lipper Large-Cap Value Funds Index (the Lipper category that includes the fund) and the Lipper Growth & Income Funds Index (another relevant Lipper category given the fund's investment objective). The Board and the committee noted that the fund's investment results slightly trailed both indices for the one-year period ended October 31, 2004, but substantially exceeded both indices for the five- and 10-year periods ended October 31, 2004. The Board and the committee ultimately concluded that CRMC's long-term performance record in managing the fund indicates that its continued management will benefit the fund and its shareholders.

4. ADVISORY FEES AND TOTAL EXPENSES

The Board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds in the Lipper Large-Cap Value Funds Index. The Board and the committee observed that the fund's advisory fees and total expenses (each as a percentage of average net assets) were well below the median fee and expense levels of the other funds in both indices. The Board and the committee also noted the 5% voluntary advisory fee waiver that CRMC put into effect complex-wide during 2004. The Board and the committee concluded that the relatively low level of the fees charged by CRMC will benefit the fund and its shareholders.

The Board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They concluded that although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected CRMC's significantly greater responsibilities with respect to the American Funds, and the more comprehensive regulatory regime applicable to mutual funds.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board and the committee reviewed information regarding CRMC's costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC's investment professionals were compensated and CRMC's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the committee considered CRMC's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that existing breakpoints in the fund's advisory fee structure provide for reductions in the level of fees charged by CRMC to the fund as fund assets increase, reflecting economies of scale in the cost of operations that are shared with fund shareholders. The Board and the committee concluded that the fund's cost structure was reasonable and that CRMC was sharing economies of scale with the fund and its shareholders, to their benefit.

6. ANCILLARY BENEFITS

The Board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the fund's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the committee reviewed CRMC's portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund's shareholders have received reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, and that the renewal of the agreement was in the best interests of the fund and its shareholders.

There are several ways to invest in The Investment Company of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.86 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.10 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

If you reside in a state other than Virginia, there may be an in-state plan that offers additional tax benefits not available in CollegeAmerica. Talk to your tax adviser. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2005, portfolio of The Investment Company of America's investments is available free of charge on the SEC website or upon request by calling AFS.

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

CollegeAmerica is sponsored by
Virginia College Savings Plan(SM)

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-904-0805P

Litho in USA BBC/LPT/8087-S4670

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

THE INVESTMENT COMPANY OF AMERICA(R)
Investment portfolio

June 30, 2005
                                                                      unaudited

                                                                                                                     Market value
Common stocks -- 83.72%                                                                               Shares                (000)


ENERGY -- 10.73%
Baker Hughes Inc.                                                                                 10,875,000          $   556,365
Burlington Resources Inc.                                                                         16,940,400              935,788
Chevron Corp.                                                                                     17,185,000              960,985
ConocoPhillips                                                                                     2,400,000              137,976
ENI SpA                                                                                           30,880,000              795,388
Exxon Mobil Corp.                                                                                  6,721,500              386,285
Halliburton Co.                                                                                    5,500,000              263,010
Marathon Oil Corp.                                                                                11,050,000              589,738
Murphy Oil Corp.                                                                                   4,100,000              214,143
Occidental Petroleum Corp.                                                                         1,000,000               76,930
Royal Dutch Petroleum Co. (New York registered)                                                   17,470,000            1,133,803
"Shell" Transport and Trading Co., PLC                                                             2,900,000               28,196
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                 7,000,000              406,420
Schlumberger Ltd.                                                                                  9,350,000              710,039
TOTAL SA                                                                                           2,505,000              588,300
Unocal Corp.                                                                                       5,190,000              337,609
                                                                                                                        8,120,975

MATERIALS -- 6.03%
Air Products and Chemicals, Inc.                                                                     700,000               42,210
Alcan Inc.                                                                                         2,241,600               67,248
Alcoa Inc.                                                                                        19,326,400              504,999
Alumina Ltd.                                                                                      10,000,000               42,382
Barrick Gold Corp.                                                                                12,500,000              312,875
BHP Billiton Ltd.                                                                                  9,412,655              129,992
Dow Chemical Co.                                                                                  23,232,200            1,034,530
E.I. du Pont de Nemours and Co.                                                                    4,750,000              204,297
Georgia-Pacific Corp., Georgia-Pacific Group                                                       8,599,298              273,458
International Paper Co.                                                                            8,997,235              271,806
MeadWestvaco Corp.                                                                                 4,085,000              114,543
Newmont Mining Corp.                                                                               9,500,000              370,785
Placer Dome Inc.                                                                                  12,500,000              192,250
Placer Dome Inc. (Canada)                                                                          1,500,000               22,920
Rio Tinto PLC                                                                                     10,000,000              305,971
Rohm and Haas Co.                                                                                  7,000,000              324,380
Weyerhaeuser Co.                                                                                   5,475,000              348,484
                                                                                                                        4,563,130

INDUSTRIALS -- 11.18%
3M Co.                                                                                             3,500,000              253,050
Boeing Co.                                                                                        13,000,000              858,000
Burlington Northern Santa Fe Corp.                                                                 7,200,000              338,976
Caterpillar Inc.                                                                                  11,191,200            1,066,633
Cooper Industries, Ltd., Class A                                                                   2,500,000              159,750
Cummins Inc.                                                                                       1,700,000              126,837
Deere & Co.                                                                                        8,200,000              537,018
FedEx Corp.                                                                                        2,870,000              232,499
General Dynamics Corp.                                                                             3,372,900              369,467
General Electric Co.                                                                              31,250,000            1,082,813
Illinois Tool Works Inc.                                                                           3,700,000              294,816
Lockheed Martin Corp.                                                                              1,798,600              116,675
Mitsubishi Corp.                                                                                   4,035,000               54,887
Northrop Grumman Corp.                                                                             2,680,000              148,070
Parker Hannifin Corp.                                                                              2,500,000              155,025
Raytheon Co.                                                                                       9,216,000              360,530
Southwest Airlines Co.                                                                             9,000,000              125,370
Tyco International Ltd.                                                                           37,630,100            1,098,799
Union Pacific Corp.                                                                                3,500,000              226,800
United Parcel Service, Inc., Class B                                                               3,918,700              271,017
United Technologies Corp.                                                                         10,750,000              552,013
Waste Management, Inc.                                                                             1,100,000               31,174
                                                                                                                        8,460,219

CONSUMER DISCRETIONARY -- 10.03%
Best Buy Co., Inc.                                                                                10,528,200              721,708
Carnival Corp., units                                                                              7,600,000              414,580
Clear Channel Communications, Inc.                                                                 6,920,700              214,057
Comcast Corp., Class A(1)                                                                          9,357,900              287,288
Delphi Corp.                                                                                      25,400,000              118,110
Dow Jones & Co., Inc.                                                                              1,887,000               66,894
Ford Motor Co.                                                                                    15,500,000              158,720
Gap, Inc.                                                                                          3,100,000               61,225
General Motors Corp.                                                                              12,950,000              440,300
Honda Motor Co., Ltd.                                                                                912,500               45,024
Interpublic Group of Companies, Inc.(1)                                                            4,100,000               49,938
Knight-Ridder, Inc.                                                                                  550,500               33,768
Kohl's Corp.(1)                                                                                    1,600,000               89,456
Koninklijke Philips Electronics NV                                                                 2,250,000               56,839
Liberty Media Corp., Class A(1)                                                                   16,280,000              165,893
Limited Brands, Inc.(2)                                                                           20,749,400              444,452
Lowe's Companies, Inc.                                                                            20,568,300            1,197,486
May Department Stores Co.                                                                          4,000,000              160,640
McDonald's Corp.                                                                                   1,600,000               44,400
Newell Rubbermaid Inc.                                                                             2,000,000               47,680
Target Corp.                                                                                      20,850,000            1,134,449
Time Warner Inc.(1)                                                                               44,750,000              747,773
TJX Companies, Inc.                                                                                5,750,000              140,013
Toyota Motor Corp.                                                                                11,250,000              402,873
Viacom Inc., Class A                                                                                 460,100               14,824
Viacom Inc., Class B, nonvoting                                                                    6,500,000              208,130
Walt Disney Co.                                                                                    5,000,000              125,900
                                                                                                                        7,592,420

CONSUMER STAPLES -- 9.36%
Albertson's, Inc.                                                                                    976,500               20,194
Altria Group, Inc.                                                                                55,000,000            3,556,300
Anheuser-Busch Companies, Inc.                                                                     3,500,000              160,125
Avon Products, Inc.                                                                                9,020,000              341,407
Coca-Cola Co.                                                                                      5,320,000              222,110
General Mills, Inc.                                                                                4,535,000              212,193
H.J. Heinz Co.                                                                                     7,950,000              281,589
Kimberly-Clark Corp.                                                                                 500,000               31,295
Kraft Foods Inc., Class A                                                                          2,100,000               66,801
PepsiCo, Inc.                                                                                     11,200,000              604,016
Procter & Gamble Co.                                                                               3,500,000              184,625
Reynolds American Inc.                                                                             4,461,666              351,579
Sara Lee Corp.                                                                                     8,816,100              174,647
Unilever NV (New York registered)                                                                  5,650,000              366,290
UST Inc.                                                                                           2,000,000               91,320
Walgreen Co.                                                                                       9,104,000              418,693
                                                                                                                        7,083,184

HEALTH CARE -- 5.69%
Abbott Laboratories                                                                                5,805,200              284,513
Aetna Inc.                                                                                         4,510,300              373,543
Applera Corp. - Applied Biosystems Group                                                           5,170,500              101,704
AstraZeneca PLC (ADR)                                                                              4,534,500              187,093
AstraZeneca PLC (Sweden)                                                                           4,609,500              191,563
AstraZeneca PLC (United Kingdom)                                                                   5,393,900              223,303
Becton, Dickinson and Co.                                                                          1,500,000               78,705
Bristol-Myers Squibb Co.                                                                          21,680,300              541,574
Eli Lilly and Co.                                                                                  9,110,000              507,518
Glaxo Wellcome PLC (ADR)                                                                             924,000               44,823
GlaxoSmithKline PLC                                                                                4,250,000              102,858
Guidant Corp.                                                                                      1,500,000              100,950
HCA Inc.                                                                                           3,805,700              215,669
Johnson & Johnson                                                                                  3,500,000              227,500
Merck & Co., Inc.                                                                                 11,750,000              361,900
Novartis AG (ADR)                                                                                    256,556               12,171
Pfizer Inc                                                                                         3,000,000               82,740
Schering-Plough Corp.                                                                              9,361,300              178,426
WellPoint, Inc.(1)                                                                                 5,800,000              403,912
Wyeth                                                                                              2,000,000               89,000
                                                                                                                        4,309,465

FINANCIALS -- 11.39%
Allstate Corp.                                                                                     8,050,000              480,988
American International Group, Inc.                                                                10,463,900              607,953
Aon Corp.                                                                                          2,183,800               54,682
Bank of America Corp.                                                                              6,000,000              273,660
Capital One Financial Corp.                                                                        3,580,943              286,511
Chubb Corp.                                                                                        5,100,000              436,611
Citigroup Inc.                                                                                    13,725,000              634,507
Fannie Mae                                                                                        22,415,600            1,309,071
Freddie Mac                                                                                        3,150,000              205,475
Hartford Financial Services Group, Inc.                                                            2,250,000              168,255
HSBC Holdings PLC (ADR)                                                                            1,079,588               85,989
HSBC Holdings PLC (United Kingdom)                                                                27,697,111              441,588
J.P. Morgan Chase & Co.                                                                           18,836,200              665,295
Lincoln National Corp.                                                                               800,000               37,536
Lloyds TSB Group PLC                                                                              76,500,000              648,209
Marsh & McLennan Companies, Inc.                                                                   4,900,000              135,730
MBNA Corp.                                                                                         4,800,000              125,568
SAFECO Corp.                                                                                       1,650,000               89,661
St. Paul Travelers Companies, Inc.                                                                 3,300,000              130,449
U.S. Bancorp                                                                                      11,250,000              328,500
Washington Mutual, Inc.                                                                           21,500,000              874,835
Wells Fargo & Co.                                                                                  7,330,000              451,381
XL Capital Ltd., Class A                                                                           2,000,000              148,840
                                                                                                                        8,621,294

INFORMATION TECHNOLOGY -- 9.16%
Agilent Technologies, Inc.(1)                                                                      5,000,000              115,100
Altera Corp.(1)                                                                                    3,500,000               69,370
Analog Devices, Inc.                                                                               4,250,000              158,568
Applied Materials, Inc.                                                                           15,550,000              251,599
Automatic Data Processing, Inc.                                                                    5,875,000              246,574
Cisco Systems, Inc.(1)                                                                            25,728,800              491,677
Electronic Data Systems Corp.                                                                      4,247,900               81,772
EMC Corp.(1)                                                                                       3,500,000               47,985
First Data Corp.                                                                                   2,100,000               84,294
Hewlett-Packard Co.                                                                               33,700,000              792,287
Hitachi, Ltd.                                                                                     17,000,000              103,356
Intel Corp.                                                                                        3,640,000               94,858
International Business Machines Corp.                                                              7,295,000              541,289
KLA-Tencor Corp.                                                                                   2,275,000               99,418
Linear Technology Corp.                                                                            5,560,000              203,996
Maxim Integrated Products, Inc.                                                                    6,300,000              240,723
Micron Technology, Inc.(1)                                                                        10,000,000              102,100
Microsoft Corp.                                                                                   42,280,000            1,050,235
Motorola, Inc.                                                                                    11,251,475              205,452
Sabre Holdings Corp., Class A                                                                      6,009,680              119,893
Samsung Electronics Co., Ltd.                                                                        200,000               95,551
Sanmina-SCI Corp.(1)                                                                               7,000,000               38,290
Solectron Corp.(1)                                                                                13,000,000               49,270
Sun Microsystems, Inc.(1)                                                                         70,510,000              263,002
Taiwan Semiconductor Manufacturing Co. Ltd.                                                      165,776,827              288,421
Texas Instruments Inc.                                                                            32,320,200              907,228
Xilinx, Inc.                                                                                       7,400,000              188,700
                                                                                                                        6,931,008

TELECOMMUNICATION SERVICES -- 7.06%
ALLTEL Corp.                                                                                       3,942,750              245,554
AT&T Corp.                                                                                        11,797,500              224,624
BellSouth Corp.                                                                                   30,800,000              818,356
Deutsche Telekom AG                                                                                7,000,000              129,452
SBC Communications Inc.                                                                           61,450,000            1,459,438
Sprint Corp.                                                                                      17,885,000              448,735
Telefonica, SA                                                                                    29,753,631              486,942
Verizon Communications Inc.                                                                       20,800,000              718,640
Vodafone Group PLC                                                                               113,500,000              276,521
Vodafone Group PLC (ADR)                                                                          22,000,000              535,040
                                                                                                                        5,343,302

UTILITIES -- 2.33%
American Electric Power Co., Inc.                                                                  3,750,000              138,263
Dominion Resources, Inc.                                                                           7,131,912              523,411
Duke Energy Corp.                                                                                  7,000,000              208,110
Exelon Corp.                                                                                       5,275,500              270,791
FirstEnergy Corp.                                                                                  3,238,500              155,804
FPL Group, Inc.                                                                                    4,000,000              168,240
Public Service Enterprise Group Inc.                                                               5,000,000              304,100
                                                                                                                        1,768,719

MISCELLANEOUS -- 0.76%
Other common stocks in initial period of acquisition                                                                      575,177


Total common stocks (cost: $45,685,559,000)                                                                            63,368,893



                                                                                                   Shares or
Convertible securities -- 0.20%                                                             principal amount


FINANCIALS -- 0.18%
Chubb Corp. 7.00% convertible preferred 2005                                                       1,400,000 units         44,422
Fannie Mae 5.375% convertible preferred 2049                                                             970               94,284
                                                                                                                          138,706

INFORMATION TECHNOLOGY -- 0.02%
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3)                                   $6,655,000                6,597
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3,4)                                 $4,445,000                4,406
                                                                                                                           11,003

Total convertible securities (cost: $136,658,000)                                                                         149,709



                                                                                            Principal amount
Bonds & notes -- 1.32%                                                                                 (000)


CONSUMER DISCRETIONARY -- 0.33%
General Motors Acceptance Corp. 6.875% 2011                                                        $  74,800               69,131
General Motors Acceptance Corp. 7.25% 2011                                                            62,052               58,250
General Motors Acceptance Corp. 6.875% 2012                                                            9,995                9,162
General Motors Acceptance Corp. 7.00% 2012                                                            21,910               20,223
General Motors Corp. 7.20% 2011                                                                       77,763               72,320
General Motors Corp. 7.125% 2013                                                                      25,630               23,067
                                                                                                                          252,153

TELECOMMUNICATION SERVICES -- 0.39%
AT&T Wireless Services, Inc. 7.50% 2007                                                               50,000               52,983
SBC Communications Inc. 4.125% 2009                                                                  120,000              119,119
SBC Communications Inc. 5.10% 2014                                                                   120,000              122,920
                                                                                                                          295,022

MORTGAGE-BACKED OBLIGATIONS(5) -- 0.60%
Fannie Mae 6.00% 2017                                                                                140,046              144,965
Fannie Mae 6.00% 2017                                                                                173,087              179,165
Fannie Mae 6.50% 2017                                                                                124,216              129,520
                                                                                                                          453,650

Total bonds & notes (cost: $964,792,000)                                                                                1,000,825





Short-term securities -- 14.63%


Abbott Laboratories Inc. 3.00%-3.01% due 7/6-7/12/2005(4)                                             76,600               76,547
American Express Credit Corp. 3.12%-3.22% due 7/25-8/22/2005                                         125,000              124,527
Anheuser-Busch Cos. Inc. 3.10%-3.16% due 8/3-8/22/2005(4)                                            100,000               99,659
Bank of America Corp. 2.99%-3.32% due 7/7-8/29/2005                                                  275,000              274,090
Ranger Funding Co. LLC 3.19% due 7/21/2005(4)                                                         43,797               43,715
Bank of New York Co., Inc. 3.00% due 7/5/2005                                                         25,000               24,989
BellSouth Corp. 3.00%-3.09% due 7/8-7/15/2005(4)                                                     128,000              127,850
CAFCO, LLC 3.03%-3.32% due 7/11-9/12/2005(4)                                                         259,200              258,451
Citicorp 3.07% due 7/21/2005                                                                          35,000               34,940
ChevronTexaco Funding Corp. 3.03%-3.05% due 7/13-7/22/2005                                           121,100              120,925
Clipper Receivables Co., LLC 3.06%-3.32% due 7/6-8/18/2005(4)                                        281,400              280,839
Coca-Cola Co. 3.00%-3.28% due 7/8-9/7/2005                                                           221,470              220,565
Colgate-Palmolive Co. 3.20%-3.21% due 7/28-7/29/2005(4)                                               72,600               72,415
DuPont (E.I.) de Nemours & Co. 3.15%-3.22% due 8/3-9/2/2005                                          215,000              214,158
Edison Asset Securitization LLC 3.11%-3.32% due 8/1-9/12/2005(4)                                     136,802              136,249
General Electric Capital Corp. 3.04% due 7/12-7/13/2005                                               94,700               94,602
General Electric Capital Services, Inc. 3.03% due 7/11/2005                                           50,000               49,954
Emerson Electric Co. 3.06% due 7/12/2005(4)                                                           36,300               36,263
Estee Lauder Companies Inc. 3.15% due 7/20/2005(4)                                                    15,700               15,673
Exxon Asset Management Co. 2.96%-2.98% due 7/5-7/11/2005(4)                                          125,000              124,923
Fannie Mae 3.21% due 8/10/2005                                                                        54,613               54,413
FCAR Owner Trust I 3.29% due 8/19/2005                                                                50,000               49,771
Federal Farm Credit Banks 2.89%-3.26% due 7/5-10/7/2005                                              377,000              374,997
Federal Home Loan Bank 2.92%-3.36% due 7/1-9/30/2005                                               1,603,302            1,595,040
Freddie Mac 2.93%-3.19% due 7/1-9/15/2005                                                            942,579              939,910
Gannett Co. 2.99%-3.20% due 7/8-8/23/2005(4)                                                         226,200              225,593
Hershey Foods Corp. 3.11%-3.23% due 8/12-8/24/2005(4)                                                 62,300               62,048
Hewlett-Packard Co. 3.10%-3.26% due 7/25-7/29/2005(4)                                                275,000              274,358
HSBC Finance Corp. 3.07%-3.11% due 7/20-8/11/2005                                                    117,500              117,207
IBM Capital Inc. 3.21% due 7/25/2005(4)                                                               30,000               29,933
International Business Machines Corp. 3.02%-3.03% due 7/19-7/20/2005                                 100,000               99,836
Illinois Tool Works Inc. 3.13%-3.17% due 7/20-7/26/2005                                               38,326               38,249
International Bank for Reconstruction and Development 2.89%-3.05% due 7/8-8/15/2005                  276,300              275,486
International Lease Finance Corp. 3.08%-3.22% due 7/18-8/17/2005                                      99,500               99,184
Kimberly-Clark Worldwide Inc. 3.08%-3.09% due 7/12-7/13/2005(4)                                       40,000               39,957
Medtronic Inc. 3.20%-3.23% due 7/29-8/5/2005(4)                                                      106,350              106,021
NetJets Inc. 2.98%-3.07% due 7/5-7/12/2005(4)                                                         72,000               71,957
New Center Asset Trust Plus 3.06%-3.25% due 7/6-7/29/2005                                             75,000               74,857
Park Avenue Receivables Co., LLC 3.07%-3.27% due 7/8-8/18/2005(4)                                    155,694              155,256
Preferred Receivables Funding Corp. 3.14%-3.34% due 7/18-9/20/2005(4)                                125,000              124,494
PepsiCo Inc. 3.01%-3.22% due 7/6-8/2/2005(4)                                                         201,300              200,924
Private Export Funding Corp. 3.02%-3.21% due 7/15-9/21/2005(4)                                       167,500              166,848
Procter & Gamble Co. 3.00%-3.28% due 7/11-9/16/2005(4)                                               263,700              262,457
SBC Communications Inc. 3.08%-3.11% due 7/8-7/19/2005(4)                                             100,200              100,073
Scripps (E.W.) Co. 3.29% due 8/24/2005(4)                                                             25,000               24,874
Sun Trust Banks Inc. 3.38% due 8/29/2005                                                              50,000               50,000
Three Pillars Funding, LLC 3.06%-3.40% due 7/1-7/19/2005(4)                                          195,921              195,731
Tennessee Valley Authority 2.96%-3.22% due 7/7-9/15/2005                                             267,750              266,687
Triple-A One Funding Corp. 3.09%-3.20% due 7/11-8/25/2005(4)                                         191,291              190,831
U.S. Treasury Bills 2.695%-3.066% due 7/7-9/29/2005                                                1,394,350            1,390,251
USAA Capital Corp. 3.13% due 8/15/2005                                                                25,000               24,898
Variable Funding Capital Corp. 3.08%-3.30% due 7/18-8/25/2005(4)                                     285,000              283,987
Verizon Network Funding Corp. 3.08%-3.33% due 7/6-8/29/2005                                          121,000              120,650
Wal-Mart Stores Inc. 3.09%-3.27% due 7/6-8/30/2005(4)                                                304,700              303,613
Wells Fargo & Co. 3.13%-3.27% due 7/25-8/16/2005                                                     250,000              249,998


Total short-term securities (cost: $11,071,776,000)                                                                    11,071,723

Total investment securities (cost: $57,858,785,000)                                                                    75,591,150
Other assets less liabilities                                                                                              97,751

Net assets                                                                                                            $75,688,901

"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Coupon rate may change periodically.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,095,945,000, which represented 5.41% of the net assets of the fund.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

ADR = American Depositary Receipts


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ``interested persons'' of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Nominating Committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) (1) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a) (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA


By /s/ R. Michael Shanahan
------------------------------------------
R. Michael Shanahan, Vice Chairman and CEO

Date: September 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ R. Michael Shanahan
------------------------------------------
R. Michael Shanahan, Vice Chairman and CEO

Date: September 7, 2005



By /s/ Thomas M. Rowland
------------------------------------
Thomas M. Rowland, Treasurer and PFO

Date: September 7, 2005